Expense Example - American Century ETF Trust	Jan. 01, 2026 USD ($)
Avantis All Equity Markets ETF | Avantis All Equity Markets ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	79
Expense Example, with Redemption, 5 Years	139
Expense Example, with Redemption, 10 Years	317
Avantis All Equity Markets Value ETF | Avantis All Equity Markets Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	88
Expense Example, with Redemption, 5 Years	156
Expense Example, with Redemption, 10 Years	354
Avantis All International Markets Equity ETF | Avantis All International Markets Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	104
Expense Example, with Redemption, 5 Years	184
Expense Example, with Redemption, 10 Years	417
Avantis All International Markets Value ETF | Avantis All International Markets Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	200
Expense Example, with Redemption, 10 Years	454
Avantis Core Fixed Income ETF | Avantis Core Fixed Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
Avantis Core Municipal Fixed Income ETF | Avantis Core Municipal Fixed Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
Avantis Credit ETF | Avantis Credit ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Avantis Emerging Markets Equity ETF | Avantis Emerging Markets Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	186
Expense Example, with Redemption, 10 Years	419
Avantis Emerging Markets ex-China Equity ETF | Avantis Emerging Markets ex-China Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	186
Expense Example, with Redemption, 10 Years	419
Avantis Emerging Markets Small Cap Equity ETF | Avantis Emerging Markets Small Cap Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	236
Expense Example, with Redemption, 10 Years	530
Avantis Emerging Markets Value ETF | Avantis Emerging Markets Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
Avantis Inflation Focused Equity ETF | Avantis Inflation Focused Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	81
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	319
Avantis International Equity ETF | Avantis International Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	293
Avantis International Large Cap Value ETF | Avantis International Large Cap Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	81
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	319
Avantis International Small Cap Equity ETF | Avantis International Small Cap Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
Avantis International Small Cap Value ETF | Avantis International Small Cap Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
Avantis Moderate Allocation ETF | Avantis Moderate Allocation ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	72
Expense Example, with Redemption, 5 Years	128
Expense Example, with Redemption, 10 Years	291
Avantis Real Estate ETF | Avantis Real Estate ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	218
Avantis Responsible Emerging Markets Equity ETF | Avantis Responsible Emerging Markets Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	186
Expense Example, with Redemption, 10 Years	419
Avantis Responsible International Equity ETF | Avantis Responsible International Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	293
Avantis Responsible U.S. Equity ETF | Avantis Responsible U.S. Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
Avantis Short-Term Fixed Income ETF | Avantis Short-Term Fixed Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
Avantis Total Equity Markets ETF | Avantis Total Equity Markets ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Avantis U.S. Equity ETF | Avantis U.S. Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
Avantis U.S. Large Cap Equity ETF | Avantis U.S. Large Cap Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
Avantis U.S. Large Cap Value ETF | Avantis U.S. Large Cap Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
Avantis U.S. Mid Cap Equity ETF | Avantis U.S. Mid Cap Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	102
Expense Example, with Redemption, 10 Years	230
Avantis U.S. Mid Cap Value ETF | Avantis U.S. Mid Cap Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	21
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	256
Avantis U.S. Quality ETF | Avantis U.S. Quality ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Avantis U.S. Small Cap Equity ETF | Avantis U.S. Small Cap Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	81
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	319
Avantis U.S. Small Cap Value ETF | Avantis U.S. Small Cap Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	81
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	319
American Century California Municipal Bond ETF | American Century California Municipal Bond ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	344
American Century Diversified Corporate Bond ETF | American Century Diversified Corporate Bond ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	369
American Century Diversified Municipal Bond ETF | American Century Diversified Municipal Bond ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	91
Expense Example, with Redemption, 5 Years	161
Expense Example, with Redemption, 10 Years	367
American Century Multisector Floating Income ETF | American Century Multisector Floating Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	344
American Century Multisector Income ETF | American Century Multisector Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	214
Expense Example, with Redemption, 10 Years	481
American Century Quality Diversified International ETF | American Century Quality Diversified International ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	225
Expense Example, with Redemption, 10 Years	506
American Century Select High Yield ETF | American Century Select High Yield ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
American Century Short Duration Strategic Income ETF | American Century Short Duration Strategic Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
American Century Small Cap Growth Insights ETF | American Century Small Cap Growth Insights ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
American Century Small Cap Value Insights ETF | American Century Small Cap Value Insights ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
American Century U.S. Quality Growth ETF | American Century U.S. Quality Growth ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	369
American Century U.S. Quality Value ETF | American Century U.S. Quality Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	369
Avantis Core Fixed Income Fund | Avantis Core Fixed Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
Avantis Core Fixed Income Fund | Avantis Core Fixed Income Fund G Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
Avantis Emerging Markets Equity Fund | Avantis Emerging Markets Equity Fund, Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	186
Expense Example, with Redemption, 10 Years	419
Avantis Emerging Markets Equity Fund | Avantis Emerging Markets Equity Fund G Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
Avantis International Equity Fund | Avantis International Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	74
Expense Example, with Redemption, 5 Years	130
Expense Example, with Redemption, 10 Years	293
Avantis International Equity Fund | Avantis International Equity Fund G Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
Avantis International Small Cap Value Fund | Avantis International Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
Avantis International Small Cap Value Fund | Avantis International Small Cap Value Fund G Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
Avantis U.S. Equity Fund | Avantis U.S. Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
Avantis U.S. Equity Fund | Avantis U.S. Equity Fund G Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
Avantis U.S. Large Cap Value Fund | Avantis U.S. Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
Avantis U.S. Large Cap Value Fund | Avantis U.S. Large Cap Value Fund G Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
Avantis U.S. Small Cap Equity Fund | Avantis U.S. Small Cap Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	81
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	319
Avantis U.S. Small Cap Equity Fund | Avantis U.S. Small Cap Equity Fund G Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
Avantis U.S. Small Cap Value Fund | Avantis U.S. Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	81
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	319
Avantis U.S. Small Cap Value Fund | Avantis U.S. Small Cap Value Fund G Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
American Century Focused Dynamic Growth ETF | American Century Focused Dynamic Growth ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
American Century Focused Large Cap Value ETF | American Century Focused Large Cap Value ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	236
Expense Example, with Redemption, 10 Years	530
American Century Large Cap Equity ETF | American Century Large Cap Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Century Large Cap Growth ETF | American Century Large Cap Growth ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Century Mid Cap Growth Impact ETF | American Century Mid Cap Growth Impact ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567